Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Broker-Dealer [Abstract]
Schedule of borrowings

	March 31, 2025	December 31, 2024
	US$	US$

Short-term borrowings (i)	7,551,296	7,565,887

Long-term borrowings (ii)	3,677,066	3,684,171
Less: current maturities	(3,677,066)	(3,684,171)
Non-current maturities	-	-

Promissory note	8,900,000	8,900,000
Total Borrowings	20,128,362	20,150,058

(i)	As of March 31, 2025, and December 31, 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil to 24.0% per annum, respectively. As of March 31, 2025, and December 31, 2024, the weighted average interest rate of these borrowings was 13.7% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of March 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of March 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.

	December 31,
	2024	2023
	US$	US$

Short-term borrowings (i)	7,565,887	8,772,710

Long-term borrowings (ii)	3,684,171	11,538,357
Less: current maturities	(3,684,171)	(9,031,383)
Non-current maturities	-	2,506,974

(i)	As of December 31, 2024 and 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 13.7% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% per annum, respectively. As of December 31, 2023, the weighted average interest rate of these borrowings was 13.1% per annum. The borrowings are denominated in HK$ and US$.

Schedule of long term borrowings

As of March 31, 2025, the borrowings will be due according to the following schedule:

Principal amounts
US$
For the period ending March 31,
Within one year	3,677,066
Within two years	-
Within three years	-
Total	3,677,066
As of December 31, 2024, the long-term borrowings will be due according to the following schedule:
Principal amounts
US$
For the year ending December 31,
2025	3,684,171
2026	-
2027	-
Total	3,684,171